LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2019	2018	2017
Numerator:

Net loss for basic loss per share	$(27,337)	$(22,599)	$(37,066)

Net loss for basic loss per share	$(27,337)	$(22,599)	$(37,066)

Denominator:

Weighted average number of ordinary shares used in computing basic net loss per share	63,636,673	55,277,428	51,179,694

Basic and diluted earnings per ordinary share	$(0.43)	$(0.41)	$(0.72)